SMALLCAP WORLD FUND

1997 Semi-Annual Report
For the six months ended March 31

[cover: globe and various graphs]

[The American Funds Group(r)]

SMALLCAP World Fund(r) seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

INVESTMENT HIGHLIGHTS

Total returns for periods ended March 31, 1997 with all distributions reinvested


                                                     FT/S&P-Actuaries
                                 SMALLCAP            Medium-Small Cap                               MSCI
                                 World Fund          World Index                   S&P 500          EAFE Index

6 months                         +0.7%               +1.2%                                          +0.1%
12 months                        +6.4                +4.1                          + 19.8           +1.8
5 years                          +87.6               +72.0                         +113.6           +67.8
Since fund's inception
on April 30, 1990                +144.5              +81.8                         +178.6           +60.5
Average annual compound
return since
fund's inception                 +13.8               +9.0                          +16.0            +7.1

All market indexes cited in this report are unmanaged and include reinvestment of all distributions. The Financial Times/S&P-Actuaries Medium-Small Cap World Index, calculated by Goldman Sachs, tracks the smallest stocks (the bottom 25%) in 28 world markets; Standard & Poor's 500 Composite Index tracks the 500 largest U.S. stocks; the Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far East) Index tracks large-company stocks in all major non-U.S. markets.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended March 31, 1997, assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods (sales charges are lower for accounts of $50,000 or more):

                                                              Average Annual
                                         Total Return         Compound Return
Since inception on April 30,             +130.41%             +12.82%
1990
5 years                                  +76.87%              +12.08%
12 months                                +0.27%               -

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

FELLOW SHAREHOLDERS:

For the first time in more than six years, the U.S. stock market flirted with a 10% correction toward the end of SMALLCAP World Fund's semi-annual reporting period. For your fund, the decline effectively erased an otherwise strong gain for the six months ended March 31, resulting in a total return of 0.7% for shareholders who reinvested the 7-cent per-share dividend and $2.35 per-share capital gain distribution paid in December. This meager return masked substantial volatility in individual stocks; indeed, 103 of the 454 holdings we held throughout the period rose in price by more than 20%, while 127 fell 20% or more.

As the table at left shows, SMALLCAP's results were in a range similar to those registered by the fund's primary benchmark, the FT/S&P-Actuaries Medium-Small Cap World Index, and by major non-U.S. markets as measured by the Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far East) Index. They fell far short of returns by larger U.S. companies, as represented by Standard & Poor's 500 Composite Index.

BIGGER WAS BETTER

For most of the past three years, we have been in an environment in which the stocks of smaller companies did well - both in the United States and around the world - but not nearly as well as the stocks of larger companies. During the past six months, this pursuit of "bigness" took on near-manic proportions. Incredibly, the 25 largest stocks in the S&P 500 accounted for almost half of the index's 20% total return for the 12 months ending March 31. Clearly reminiscent of the "Nifty Fifty" mania of the early 1970s, this penchant for the very largest stocks created a two-tier market in which the stocks of the largest companies thrived while most others lagged far behind. When stock market leadership is that concentrated, it typically signals difficulties ahead
- and that's exactly what we've seen.

The correction that began in mid-March took U.S. stock prices down 9.8% through April 11 as measured by the Dow Jones Industrial Average, just shy of the magic 10% level that unofficially defines a "correction." We think many investors will consider 0.2% a distinction without a difference given that many stocks - especially those of smaller companies - experienced significantly greater declines. A Wall Street Journal article on April 2 noted that the Dow Jones Industrial Average - which is composed of 30 of the largest U.S. stocks - was down 6.7% at that point from its high. But 30% of the stocks in the S&P 500 were off 20% or more from their high. And 55% of the stocks in the NASDAQ Industrials, a widely used measure of small- to mid-size U.S. stocks, had fallen at least 20%, while a stunning 30% were down 40% or more.

The largest stocks not only held up better on the way down, they led the way back up. Within four weeks of touching bottom, the Dow Jones Industrials were again at new highs by May 5. Most smaller stocks, though, had yet to bounce all the way back.

GOOD VALUE IN SMALL COMPANIES

SMALLCAP has done very well with the wind in its face, posting substantially higher returns over its lifetime than its benchmark index, most international indexes and most similar funds. It has done this partly by having a relatively high percentage of U.S. stocks but mostly through superior stock selection. We continue to be very active buyers, adding 133 companies to the portfolio during the six months. We also eliminated 80 holdings, including many technology companies that had soared in price, and several long-term Scandinavian holdings that had also done quite well. As the market swooned, we put this money quickly back to work. As a result, your fund currently has one of the lowest cash positions it has ever had: 9.7%.

In stark contrast to the sharp stock market swings, we continue to see solid earnings growth from most companies in the portfolio and a generally positive business environment around the world. During the period, there was broad strength in European stocks, although returns for U.S. investors were dampened somewhat by the strong dollar. Exporting companies across the continent have become more competitive as weak currencies create pricing advantages. The one exception to this trend was the United Kingdom, where stocks were weak as a result of the exceptional strength of the pound. We took advantage of this weakness to initiate or add to positions in a number of smaller U.K.-based growth companies, including: Dr Solomon's Group, which makes detection systems for computer viruses; Ramco Energy, which produces oil and gas in the Caspian Sea; and DFS, one of the world's most profitable furniture retailers. This odd assortment of well-run companies with no common theme typifies our company-by-company approach to investing.

On the other side of the world, things have been quite different. Most Asian economies are slowing down, although from very high rates. Certain countries, notably South Korea and Thailand, are having a hard time adapting to slower growth. Rising wages are reducing competitiveness, and years of neglect of basic infrastructure - roads, housing and technology - are making adjustments difficult. Moreover, banking industries geared toward growth are sagging as loan losses mount. The "Asian miracle," it appears, does have its limits. Until recently stock markets remained high throughout Asia; consequently, our exposure has been light. With six-month declines among smaller companies of 15% in the Philippines, 25% in Japan and 52% in Thailand, however, and recent declines elsewhere, we are taking another look at the region.

RESEARCH IS THE KEY

One advantage of the spotlight shining on large companies today is that our analysts continue to find, in their shadows, lots of solid values among smaller companies. Unlike most investment organizations, Capital regards research as a career and not as a steppingstone to portfolio management. Many of our analysts have been following the same companies and establishing meaningful business relationships for a decade or more.

We also believe analysts should invest in the stocks they follow - and be compensated based on their investment results. Analysts know the companies best. That's why our investment management process includes what we call a "research portfolio," a compilation of our analysts' best ideas. For SMALLCAP, this commitment isn't insignificant: More than one-third of the fund's assets are managed in the research portfolio. This is the largest commitment in any of the American Funds and reflects the unique nature of the small companies in which SMALLCAP invests, which typically take more effort to find and understand. All told, more than 40 analysts are involved in making decisions affecting the fund's portfolio.

This approach has served the fund well. SMALLCAP ranks first over its lifetime among the seven global small-company funds tracked over that period by Lipper Analytical Services, and first over five years out of nine funds. (Over the past year, we fell near the middle of the pack, 16th of 27.) We will do our best to see that this superior long-term performance continues.

We look forward to reporting to you again in six months. In the meantime, if recent stock market action is any indication, you may want to keep your seat belts fastened and your eyes firmly on the horizon.

Cordially,
[/s/ Robert B. Egelston]           [/s/ Gordon Crawford]
Robert B. Egelston                 Gordon Crawford
Chairman of the Board              President

May 16, 1997

WHERE ARE SMALLCAP'S PORTFOLIO COMPANIES LOCATED?

Geographical distribution based on total net assets for the period ending March 31, 1997

THE AMERICAS           57.7%
United States    48.0%
Canada            8.1
Mexico             .8
Argentina          .6
Brazil             .2
EUROPE                 19.5%
United Kingdom   6.4%
Sweden           3.5
Norway           1.7
Germany          1.3
Austria          1.2
Spain            1.1
Ireland           .9
France            .8
Finland           .6
Luxembourg        .5
Netherlands       .4
Other Europe     1.1
ASIA/PACIFIC           11.0%
Australia        4.6%
Hong Kong        1.5
New Zealand      1.2
Malaysia          .9
Japan             .8
India             .5
Indonesia         .5
Philippines       .4
Other Asia        .6
OTHER COUNTRIES         2.1%
CASH & EQUIVALENTS      9.7%
TOTAL                 100.0%

SMALLCAP World Fund
INVESTMENT PORTFOLIO  March 31, 1997




Industry Diversification
Broadcasting & Publishing                                                                9.10%
Business & Public Services                                                               7.71%
Health & Personal Care                                                                   6.97%
Energy Sources                                                                           6.18%
Merchandising                                                                            5.89%
Other Industries                                                                        54.50%
Cash & Equivalents                                                                       9.65%

                                                                                      Percent
                                                                                           of
                                                                                          Net
                                                                                       Assets
Largest Equity-Type Holdings
Camco International                                                                      .98%
Newcourt Credit Group                                                                     .85
Fairfax Financial Holdings                                                                .83
Fletcher Challenge Energy                                                                 .80
Smedvig                                                                                   .75
Hoganas Eldfast                                                                           .68
OM Gruppen                                                                                .67
Capral Aluminium                                                                          .63
Village Roadshow                                                                          .60
Delta and Pine Land                                                                       .60

                                                                                                            Percent
                                                                                    Shares or       Market       of
EQUITY-TYPE SECURITIES                                                              Principal        Value      Net
(common and preferred stocks and convertible debentures)                               Amount        (000)   Assets

Broadcasting & Publishing - 9.10%
FLEXTECH PLC (United Kingdom) 1                                                      3,979,600      $41,079     .58%
Antena 3 de Radio, SA (Global Depositary Receipts) (Spain) 1 2 3                         1,500       39,207      .55
CanWest Global Communications Corp. (Canada)                                         2,449,793       36,117      .51
International Family Entertainment, Inc., Class B (USA)1                             1,768,750       36,038      .51
Westwood One, Inc. (USA) 1                                                           1,905,000       35,243      .50
Central European Media Enterprises Ltd., Class A (USA - Incorporated in
 Bermuda) 1                                                                            915,000       30,424      .43
Gaylord Entertainment Co., Class A (USA)                                             1,411,200       30,341      .43
New Straits Times Press (Malaysia) Bhd. (Malaysia)                                   3,900,000       23,932      .34
United Television, Inc. (USA)                                                          225,000       19,716      .28
BET Holdings, Inc., Class A (USA) 1                                                    662,100       19,615      .28
Cablevision Systems Corp., Class A (USA) 1                                             630,000       18,742      .26
Chrysalis Group PLC (United Kingdom) 2                                               1,600,000       18,672      .26
HSN, Inc. (formerly Silver King Communications, Inc.) (USA) 1                          673,000       17,077      .24
Scottish Television PLC (United Kingdom)                                             1,400,000       15,878      .22
Emmis Broadcasting Corp., Class A (USA) 1                                              400,000       15,475      .22
Ackerley Communications, Inc. (USA)                                                  1,160,000       15,225      .21
Young Broadcasting Inc., Class A (USA) 1                                               557,000       13,438      .19
Comcast UK Cable Partners Ltd., Class A (United Kingdom - Incorporated
 in Bermuda) 1                                                                       1,150,000       12,794      .18
Scandinavian Broadcasting System SA (Denmark - Incorporated in Luxembourg) 1 2         681,900       12,274      .17
United International Holdings, Inc., Class A (USA) 1                                 1,195,000       11,353      .16
SFX Broadcasting, Inc., Class A (USA) 1                                                400,000       11,300      .16
Data Broadcasting Corp. (USA)1 2                                                     2,000,000       10,750      .15
Primedia Ltd. (South Africa)                                                         1,650,000        9,484      .13
Australian Provincial Newspapers Holdings Ltd. (Australia)                           5,402,537        9,065      .13
Wegener NV (Netherlands)                                                                86,600        8,678      .12
Sinclair Broadcast Group, Inc., Class A (USA) 1                                        300,000        7,875      .11
Ascent Entertainment Group, Inc.(USA) 1                                                700,000        7,437      .11
Austereo Ltd. (Australia)                                                            3,787,304        7,305      .10
MIH Holdings Ltd. (South Africa)                                                     1,686,500        6,984      .10
Capital Radio PLC (United Kingdom)                                                     735,000        6,802      .10
Baton Broadcasting Inc. (Canada)                                                       940,000        6,793      .10
Groupe AB (American Depositary Receipts) (France) 1                                    700,000        6,738      .10
NRJ SA (France)                                                                         47,284        6,496      .09
Shaw Communications Inc., Class B (Canada)                                             900,000        6,342      .09
ValueVision International, Inc., Class A (USA) 1                                     1,370,000        6,079      .09
Chancellor Broadcasting Co., Class A (USA) 1                                           220,000        5,830      .08
Jones Intercable, Inc., Class A (USA) 1                                                610,000        5,795      .08
Nasionale Pers Beperk-N (South Africa)                                                 534,900        5,568      .08
Schibsted ASA (Norway)                                                                 252,800        5,136      .07
Matav-Cable Systems Media Ltd. (American Depositary Receipts) (Israel) 1               320,000        4,800      .07
DMX Inc. (USA)  1                                                                    2,570,000        4,417      .06
Pacific Media PLC (United Kingdom) 1 2                                              88,249,124        4,352      .06
Southern Starr Group Ltd. (Australia)                                                2,870,000        3,938      .06
Prime Television Ltd. (Australia)                                                    1,980,000        3,726      .05
Grupo Radio Centro, SA de CV (American Depositary Receipts) (Mexico)                   420,000        3,623      .05
Investec - Consultoria Internacional, SA (Portugal)                                     99,000        3,578      .05
ENDEMOL Entertainment (Netherlands)                                                    100,000        3,369      .05
Century Communications Corp., Class A (USA) 1                                          724,064        3,349      .05
Adelphia Communications Corp., Class A (USA) 1                                         525,000        2,822      .04
Premiere Radio Networks, Inc., Class A (USA) 1                                         135,000        2,177      .03
Dorling Kindersley Holdings PLC (United Kingdom)                                       361,900        1,618      .02

Business & Public Services - 7.71%
Banta Corp. (USA)                                                                    1,425,000       36,337      .51
CBT Group PLC (American Depositary Receipts) (Ireland) 1                               675,000       33,666      .48
Primark Corp. (USA) 1                                                                1,350,000       32,062      .45
Franklin Quest Co. (USA) 1 2                                                         1,350,000       28,519      .40
Vivra Inc. (USA) 1                                                                   1,050,000       28,350      .40
Flughafen Wien AG (Austria)                                                            570,600       26,012      .37
Vanstar Corp. (USA) 1 2                                                              2,200,000       18,150
Vanstar Financing Trust, 6.75% convertible preferred 2 4                               132,000        4,290
Vanstar Financing Trust, 6.75% convertible preferred 2                                  12,600          409      .32
BDM International, Inc. (USA) 1                                                      1,000,000       22,000      .31
MSC Industrial Direct Co., Inc.,  Class A (USA) 1                                      714,800       20,819      .29
Corporate Services Group PLC (United Kingdom) 4                                      5,760,398       19,079      .27
Rhon-Klinikum AG, preferred shares (Germany)                                           154,000       18,460      .26
Pricer AB, Class B (Sweden)                                                            525,000       17,258
Pricer AB, Class B, rights, expire 4/4/97                                              525,000          557      .25
Saskatchewan Wheat Pool, non-voting shares, Class B (Canada)                         1,125,000       13,863      .20
Universal Health Services, Inc., Class B (USA) 1                                       407,200       13,387      .19
APCOA Parking AG (Germany) 2                                                           120,800       12,380      .18
Henry Schein, Inc. (USA) 1                                                             415,000       12,035      .17
ISS-International Service System A/S, Class B (Denmark)                                391,741       11,399      .16
ENVOY Corp. (USA) 1                                                                    471,500       11,021      .16
Pittston Brink's Group (USA)                                                           400,000       10,100      .14
Kanamoto Co., Ltd. (Japan)                                                           1,088,000        8,976      .13
Strategic Distribution, Inc. (USA) 1 2                                               1,890,000        8,623      .12
Freepages Group PLC (United Kingdom)                                                11,250,000        8,414      .12
Dr Solomon's Group PLC (American Depositary Receipts) (United Kingdom) 1               380,000        8,360      .12
United Waste Systems, Inc. (USA) 1                                                     200,000        7,450      .11
National Surgery Centers, Inc. (USA) 1                                                 238,000        6,902      .10
SCB Computer Technology, Inc. (USA) 1 2                                                374,900        5,998      .09
Eagle River Interactive, Inc. (USA) 1                                                  553,500        5,950      .08
International Container Terminal Services, Inc., 1.75% convertible
 debentures 2004 (Philippines)                                                      $5,905,000        5,875      .08
Registry, Inc. (USA) 1                                                                 160,000        5,680      .08
American Disposal Services, Inc. (USA) 1                                               300,000        5,325      .08
Newalta Corp. (Canada)                                                               1,000,000        5,240      .07
Bell & Howell Co. (USA) 1                                                              250,000        5,219      .07
Physician Sales & Service, Inc. (USA) 1                                                400,000        5,050      .07
PRT Corp. of America (USA) 1 2 3 4                                                      48,631        3,191
PRT Corp. of America, 4.00% convertible preferred 1 2 3 4                               27,565        1,809      .07
UNC Inc. (USA) 1                                                                       350,000        4,987      .07
More Group PLC (United Kingdom)                                                        475,000        4,934      .07
UroCor, Inc. (USA) 1                                                                   500,000        4,625      .07
Alternative Resources Corp. (USA) 1                                                    300,000        4,537      .07
Vincam Group, Inc. (USA) 1                                                             165,000        4,517      .06
Filofax Group PLC (United Kingdom) 2                                                 1,956,000        4,340      .06
Thomas Group, Inc. (USA) 1 2                                                           388,500        3,788      .05
MDC Corp., Class A (Canada) 1                                                          433,333        3,727      .05
InteliData Technologies Corp. (USA) 1                                                  670,000        3,350      .05
Sapient Corp. (USA) 1                                                                  100,000        3,200      .05
Air & Water Technologies Corp., Class A (USA) 1                                        619,500        3,097      .04
AccuStaff Inc. (USA) 1                                                                 183,600        3,075      .04
Katz Media Group, Inc. (USA) 1                                                         482,300        3,075      .04
Triple P NV (Netherlands) 1                                                            985,000        2,955      .04
Staff Builders, Inc., Class A (USA) 1                                                1,180,000        2,766      .04
NETCOM On-Line Communication Services, Inc. (USA) 1                                    101,900          981      .01

Health & Personal Care - 6.97%
Scotia Holdings PLC (United Kingdom) 2                                               5,062,200       37,443      .53
Orthodontic Centers of America, Inc. (USA) 1                                         1,970,000       26,595      .38
PathoGenesis Corp. (USA) 1 2                                                         1,035,000       25,875      .37
Vertex Pharmaceuticals Inc. (USA) 1                                                    630,000       25,515      .36
IDEC Pharmaceuticals Corp. (USA) 1 2                                                   920,000       21,908      .31
Acuson Corp. (USA) 1                                                                   850,000       19,869      .28
Ranbaxy Laboratories Ltd. (Global Depositary Receipts)(India)                          553,500       13,007
Ranbaxy Laboratories Ltd.                                                              241,235        4,310      .24
Mentor Corp. (USA)                                                                     800,000       17,300      .24
Cytyc Corp. (USA) 1                                                                    758,200       14,216      .20
Thermedics Inc. (USA) 1                                                                870,500       13,602      .19
Paragon Trade Brands, Inc. (USA) 1 2                                                   787,700       13,194      .19
SONUS Pharmaceuticals, Inc. (USA) 1 2 3 4                                              442,500        9,920      .18
SONUS Pharmaceuticals, Inc. 1 2                                                        107,500        2,835
Gilead Sciences, Inc. (USA) 1                                                          500,000       11,438      .16
Australian Hospital Care Ltd. (Australia) 1                                          6,200,000       11,133      .16
Martek Biosciences Corp. (USA) 1                                                       600,000       10,500      .15
Physio-Control International Corp. (USA) 1                                             750,000       10,406      .15
Vical Inc. (USA) 1                                                                     700,000       10,150      .14
i-STAT Corp. (USA) 1 2                                                                 727,000        9,633      .14
Anesta Corp. (USA) 1 2                                                                 550,000        9,487      .13
Pharmacyclics, Inc. (USA) 1 2 4                                                        580,000        9,208      .13
Genelabs Technologies, Inc. (USA) 1 2 4                                              2,085,000        9,122      .13
COR Therapeutics, Inc. (USA) 1                                                         900,000        8,550      .12
NeoPath, Inc. (USA) 1                                                                  600,000        8,250      .12
KeraVision, Inc. (USA) 1 2                                                             795,000        8,049      .11
Protein Design Labs, Inc. (USA) 1                                                      250,000        7,500      .11
Alpha-Beta Technology, Inc. (USA) 1                                                    695,000        7,384      .10
Kos Pharmaceuticals, Inc. (USA) 1                                                      350,000        7,000      .10
Gedeon Richter Ltd. (Global Depositary Receipts) (Hungary)                             110,000        6,710      .09
Intercardia, Inc. (USA) 1                                                              300,000        6,675      .09
SEQUUS Pharmaceuticals, Inc. (USA) 1                                                   800,000        6,100
SEQUUS Pharmaceuticals, Inc., warrants, expire 1998 1                                   80,832           20      .09
ImClone Systems Inc. (USA) 1                                                         1,000,000        5,750      .08
Digene Corp. (USA) 1                                                                   500,000        5,688      .08
Neose Technologies, Inc. (USA) 1                                                       400,000        5,500      .08
PerSeptive Biosystems, Inc. (USA) 1                                                    684,581        5,391
PerSeptive Biosystems, Inc., warrants, expire 2003 1                                     5,419           13      .08
Creative BioMolecules, Inc. (USA) 1                                                    700,000        5,250      .07
Virbac SA (France)                                                                      47,300        4,983      .07
Technical Chemicals and Products, Inc. (USA) 1 2                                       600,000        4,950      .07
Millennium Pharmaceuticals, Inc. (USA) 1                                               350,000        4,769      .07
Neurogen Corp. (USA) 1                                                                 250,000        4,750      .07
OrthoLogic Corp. (USA) 1                                                             1,000,000        4,750      .07
Cyberonics, Inc. (USA) 1 2 3 4                                                         494,000        2,532
Cyberonics, Inc. 1 2                                                                   370,800        1,900      .06
AutoImmune Inc. (USA) 1 4                                                              394,000        4,334      .06
CIMA LABS INC. (USA) 1 2                                                               565,500        3,393      .05
SIBIA Neurosciences, Inc. (USA) 1                                                      410,000        3,383      .05
Ethical Holdings PLC (American Depositary Receipts)(United Kingdom) 1                  675,000        3,375      .05
ImmuLogic Pharmaceutical Corp. (USA) 1                                                 750,000        3,281      .05
Cambridge NeuroScience, Inc. (USA) 1                                                   300,000        3,187      .04
Gensia Pharmaceuticals, Inc. (USA) 1                                                   780,000        3,120      .04
InSite Vision Inc. (USA) 1                                                             350,000        1,509
InSite Vision Inc. 1 4                                                                 200,000          863
InSite Vision Inc., warrants, expire 2001 1 4                                           50,000           53      .03
InnerDyne, Inc. (USA) 1                                                              1,000,000        2,375      .03
Cardiovascular Diagnostics, Inc. (USA) 1 2                                             412,500        2,063      .03
T Cell Sciences, Inc. (USA) 1 2 4                                                      800,000        1,250
T Cell Sciences, Inc. 1 2                                                              500,000          781      .03
HemaSure Inc. (USA) 1                                                                  217,500          870      .01
Vision-Sciences, Inc. (USA) 1                                                          484,500          606      .01
Avigen, Inc. (USA) 1                                                                    70,000          297      .00

Energy Sources - 6.18%
Fletcher Challenge Energy (New Zealand)                                             21,000,000       56,629      .80
Ranger Oil Ltd. (Canada)                                                             3,700,000       34,895      .49
Oil Search Ltd.  (Australia)                                                        13,740,000       29,089
Oil Search Ltd. 4                                                                    2,300,000        4,869      .48
Abacan Resource Corp. (Canada) 1                                                     4,209,400       33,275      .47
QCT Resources Ltd. (Australia)                                                      24,917,928       32,238      .46
Premier Oil PLC (United Kingdom)                                                    50,472,549       29,866      .42
Hardy Oil & Gas PLC (United Kingdom) 2                                               6,037,900       28,980      .41
Ramco Energy PLC (United Kingdom) 2                                                  1,597,000       27,825      .39
Chauvco Resources Ltd., Class A  (Canada)                                            2,061,300       24,953      .35
ELAN Energy Inc. (Canada) 1 2                                                        3,056,100       23,412      .33
Paramount Resources Ltd. (Canada) 2                                                    831,000       14,894      .21
Cabre Exploration Ltd. (Canada) 1 2                                                    993,400       14,718      .21
Northstar Energy Corp. (Canada)                                                      1,423,500       14,557      .21
Novus Petroleum Ltd. (Australia) 2                                                   5,620,501       14,190      .20
Encal Energy Ltd. (Canada)                                                           4,335,000       12,532      .18
Arcon International Resources PLC (Ireland)                                         11,798,000        9,308      .13
Dana Petroleum PLC (Ireland)                                                        18,400,000        6,654      .09
Rubis & Cie (France)                                                                   214,000        5,979      .08
Falcon Drilling Co., Inc. (USA) 1                                                      150,000        5,550      .08
Cimarron Petroleum Ltd. (Canada) 1                                                     322,500        4,428      .06
World Fuel Services Corp. (USA)                                                        219,800        3,901      .06
Anzoil NL (Australia) 1 2                                                           40,600,000        2,897      .04
Orbit Oil & Gas Ltd. (Canada) 2                                                      2,681,000        2,034      .03

Merchandising - 5.89%
Gymboree Corp. (USA) 1 2                                                             1,535,600       41,269      .58
Consolidated Stores Corp. (USA) 1                                                    1,156,250       40,758      .58
Zale Corp. (USA) 1 2                                                                 1,900,000       34,913      .49
Sports Authority, Inc. (USA) 1                                                       1,233,300       22,970
Sports Authority, Inc., 5.25% convertible debentures 2001 4                        $11,000,000        9,955      .46
AnnTaylor, Inc. (USA) 1                                                              1,230,000       25,061      .35
Williams-Sonoma, Inc. (USA) 1                                                          550,000       15,813
Williams-Sonoma, Inc., 5.25% convertible debentures 2003 4                          $3,500,000        4,392      .29
Dickson Concepts (International) Ltd.  (Hong Kong - Incorporated in Bermuda)         5,477,199       19,793      .28
Fabri-Centers of America, Inc., Class A (USA) 1 2                                      525,000        9,778
Fabri-Centers of America, Inc., non-voting shares, Class B 1 2                         525,000        9,516      .27
DFS Furniture Co. PLC (United Kingdom)                                               2,097,700       19,136      .27
Mobel Walther AG, non-voting, preferred shares (Germany)                               260,000       14,025
Mobel Walther AG                                                                        88,000        4,589      .26
Catena Corp., Class A (Japan)                                                        1,085,000       14,022      .20
Michaels Stores, Inc. (USA) 1                                                          610,000       11,209      .16
Hornbach Holding AG, preferred shares (Germany)                                        142,650        9,362      .13
Giordano Holdings Ltd. (Hong Kong)                                                  15,260,000        9,257      .13
PT Modern Photo Film Co. (Indonesia)                                                 2,660,000        8,922      .13
Talbots, Inc. (USA)                                                                    272,700        8,624      .12
Homac Corp. (Japan)                                                                    663,000        8,312      .12
Homeplace Holdings, 7.00% convertible preferred (USA) 1 3                               30,200        8,003      .11
Controladora Comercial Mexicana, SA de CV (Mexico)                                  10,737,000        7,730      .11
Garden Ridge Corp. (USA) 1                                                             795,000        7,354      .10
Migros Turk TAS (Turkey)                                                             6,973,100        7,241      .10
Duty Free International, Inc. (USA)                                                    466,500        6,823      .10
Marks Bros. Jewelers, Inc. (USA) 1 2                                                   510,000        5,992      .08
Haverty Furniture Companies, Inc. (USA)                                                470,000        5,405      .08
Suburban Ostomy Supply Co., Inc. (USA) 1 2                                             563,000        5,348      .08
Hibbett Sporting Goods, Inc. (USA) 1                                                   263,000        4,471      .06
APS Holding Corp., Class A  (USA) 1                                                    500,000        4,281      .06
Hanover Direct, Inc. (USA) 1                                                         5,955,440        4,094      .06
United Auto Group, Inc. (USA) 1                                                        119,300        2,311      .03
Tandy Brands Accessories, Inc. (USA) 1                                                 221,625        1,912      .03
Colruyt NV (Belgium)                                                                     4,335        1,776      .03
DAIKI Co. Ltd., 1.50% convertible debentures 2004 (Japan)                        Y245,000,000         1,714      .02
Garden Botanika, Inc. (USA) 1                                                          163,500        1,124      .02

Leisure & Tourism - 4.02%
Village Roadshow Ltd. (Australia)                                                    8,201,596       27,331
Village Roadshow Ltd., 5.50% preferred shares, Class A                               5,722,143       15,434      .60
Four Seasons Hotels Inc. (Canada)                                                    1,062,149       24,756      .35
Imax Corp. (Canada) 1 2                                                                707,000       24,038      .34
AAPC Ltd. (Australia) 2                                                             38,365,926       23,164
AAPC Ltd. 2 4                                                                           61,573           37      .33
J D Wetherspoon PLC (United Kingdom)                                                 1,040,987       20,191      .29
Rio Hotel & Casino, Inc. (USA) 1 2                                                   1,382,700       19,358      .27
Ticketmaster Group, Inc. (USA) 1 2                                                   1,352,200       17,240      .24
CINAR Films Inc., Class B (Canada) 1                                                   549,500       13,463      .19
Florida Panthers Holdings, Inc., Class A (USA) 1 3 4                                   500,000       12,206      .17
Capital Corp. PLC (United Kingdom)                                                   3,000,000       10,257      .15
Trump Hotels & Casino Resorts, Inc. (USA) 1                                          1,050,000        9,450      .13
Station Casinos, Inc. (USA) 1                                                        1,005,000        8,166      .12
Alliance Communications Corp., non-voting shares, Class B (Canada) 1                   519,000        4,688
Alliance Communications Corp., Class A 1 2                                             322,700        2,799      .11
Midway Games Inc. (USA) 1                                                              440,500        7,323      .10
Silicon Gaming, Inc. (USA) 1 3 4                                                       426,666        7,040      .10
Consolidated Products, Inc. (USA) 1                                                    450,000        7,031      .10
Spelling Entertainment Group Inc. (USA) 1                                            1,000,000        5,750      .08
Morton's Restaurant Group, Inc. (USA) 1                                                315,000        5,316      .08
Mandarin Oriental International Ltd. (Singapore)                                     4,040,217        4,969      .07
Gaumont SA (France)                                                                     69,410        4,941      .07
All American Communications, Inc., Class B (USA) 1                                     370,000        3,931      .06
Filmes Lusomundo, SA, preferred shares (Portugal)                                      292,500        2,232      .03
Golden Harvest Entertainment (Holdings) Ltd. (Hong Kong)                            10,400,000        1,745      .02
MovieFone, Inc., Class A (USA) 1                                                       360,000        1,620      .02

Banking - 3.33%
First Financial Corp. (USA)                                                          1,250,000       32,656      .46
Associated Banc-Corp (USA)                                                             605,340       22,246      .31
Safra Republic Holdings SA (Luxembourg)                                                112,000       21,840      .31
Keystone Financial, Inc. (USA)                                                         787,500       19,884      .28
Central Fidelity Banks, Inc. (USA)                                                     551,250       15,297      .22
Hibernia Corp., Class A (USA)                                                        1,100,000       14,438      .20
FirstMerit Corp. (USA)                                                                 340,000       14,153      .20
Banco de Galicia y Buenos Aires SA, Class B (American Depositary Receipts)
 (Argentina)                                                                           555,730       13,546      .19
Provident Bankshares Corp. (USA)                                                       270,000       10,395      .15
Yapi ve Kredi Bankasi AS (Turkey)                                                  225,000,000       10,052      .14
Washington Federal Savings and Loan Assn. (USA)                                        428,248        9,743      .14
Jefferson BankShares, Inc. (USA)                                                       325,100        8,940      .13
Dah Sing Financial Holdings Ltd. (Hong Kong)                                         2,170,000        8,458      .12
First Midwest Bancorp, Inc. (USA)                                                      252,000        7,497      .11
UST Inc. (USA)                                                                         321,700        6,474      .09
International Bank of Asia Ltd. (Hong Kong)                                         10,497,000        6,435      .09
Commerce Bancorp, Inc. (USA)                                                           232,905        6,405      .09
Citizens Banking Corp. (USA)                                                           156,200        5,155      .07
Sterling Financial Corp. (USA) 1                                                       138,000        2,363      .03

Miscellaneous Materials & Commodities - 3.03%
Hoganas Eldfast AB, Class B (Sweden)                                                 1,515,000       47,794      .68
Delta and Pine Land Co. (USA) 2                                                      1,366,800       42,371      .60
Intertape Polymer Group Inc. (Canada) 2                                              1,500,000       30,562      .43
Sealed Air Corp. (USA) 1                                                               400,000       16,450      .23
PT Mulia Industrindo (Indonesia)                                                    23,124,000       15,657      .22
SGL Carbon AG (Germany)                                                                100,000       13,725      .19
Ashton Mining Ltd. (Australia - Incorporated in Bermuda)                             7,600,000       13,051      .19
Carbide/Graphite Group, Inc. (USA) 1 2                                                 511,800       11,515      .16
PT PP London Sumatra  (Indonesia) 1                                                  3,136,000        7,905      .11
Penn Engineering & Manufacturing Corp.,  non-voting shares (USA)                       400,000        7,750      .11
Sinocan Holdings Ltd. (Hong Kong - Incorporated in Bermuda)                         20,500,000        7,739      .11

Chemicals - 2.92%
Valspar Corp. (USA)                                                                  1,281,000       36,829      .52
Airgas, Inc. (USA) 1                                                                 1,844,200       31,121      .44
OM Group, Inc. (USA)                                                                   700,000       19,688      .28
Mycogen Corp. (USA) 1                                                                  800,000       18,600      .26
Polymer Group, Inc. (USA) 1                                                          1,285,000       17,026      .24
Kalon Group PLC (United Kingdom)                                                     8,030,000       16,499      .23
Cambrex Corp. (USA)                                                                    464,000       15,544      .22
McWhorter Technologies, Inc. (USA) 1 2                                                 706,000       14,738      .21
Holliday Chemical Holdings PLC (United Kingdom)                                      4,912,500       11,143      .16
Ferro Corp. (USA)                                                                      350,000       10,500      .15
RPM, Inc. (USA)                                                                        412,500        6,858      .09
NuCo2 Inc. (USA) 1                                                                     330,000        4,042      .06
Landec Corp. (USA) 1 2                                                                 690,000        3,622      .05
Epicore Network Inc. (Canada) 2                                                      1,405,000          863      .01

Electronic Instruments - 2.69%
Plantronics, Inc. (USA) 1 2                                                            500,000       21,500      .30
ANTEC Corp. (USA) 1 2                                                                1,971,950       15,529      .22
ThermoQuest Corp. (USA) 1                                                            1,000,000       14,000      .20
LoJack Corp. (USA) 1 2                                                               1,322,000       13,055      .19
CIDCO Inc. (USA) 1 2                                                                   913,000       13,010      .18
Milltronics Ltd. - Milltronics Ltee (Canada) 2                                         450,000       12,358      .18
Trimble Navigation Ltd. (USA) 1                                                      1,000,000       11,750      .17
Etec Systems, Inc. (USA) 1                                                             300,000        9,487      .13
Credence Systems Corp. (USA) 1                                                         450,000        8,775      .12
ASM Pacific Technology Ltd. (Hong Kong)                                             11,969,000        8,110      .11
Lumonics Inc. (Canada) 1                                                               435,000        7,985      .11
ASM International NV, non-voting shares (Netherlands) 1                                600,000        6,900      .10
C-COR Electronics, Inc. (USA) 1 2                                                      559,000        6,778      .10
Pinnacle Systems, Inc. (USA) 1 2                                                       485,000        6,608      .09
Trikon Technologies Inc. (USA) 1                                                       570,000        6,555      .09
Vivid Technologies, Inc. (USA) 1                                                       400,000        6,400      .09
Horiba, Ltd. (Japan)                                                                   650,000        5,941      .08
Discreet Logic Inc. (Canada) 1                                                         923,200        5,424      .08
Fluke Corp. (USA)                                                                      107,600        4,775      .07
Harmonic Lightwaves, Inc. (USA) 1                                                      300,000        4,125      .06
Voice Control Systems, Inc. (USA) 1                                                    247,000        1,451      .02

Machinery & Engineering - 2.69%
KCI Konecranes International Corp. (Finland) 2                                         975,000       38,278      .54
UMW Holdings Bhd. (Malaysia)                                                         4,655,000       25,746      .36
Crompton & Knowles Corp. (USA)                                                       1,278,400       24,929      .35
Svedala Industri AB (Sweden)                                                         1,300,000       24,813      .35
AGCO Corp. (USA)                                                                       600,000       16,575      .23
Thermo Fibertek Inc. (USA)1                                                          1,600,000       14,500      .21
Kalmar Industries AB (American Depositary Receipts)(Sweden) 2 4                        625,600       10,279
Kalmar Industries AB 2                                                                 206,000        3,400      .19
Greenfield Industries, Inc. (USA)                                                      511,900       11,198      .16
APV PLC (United Kingdom)                                                            10,052,078       10,946      .16
Miura Co., Ltd. (Japan)                                                                500,000        5,985      .09
Thermo Power Corp. (USA)1                                                              620,000        3,797      .05
Stevens International, Inc., Class A, warrants, expire 10/97 (USA) 1 3                   8,333

Energy Equipment - 2.61%
Camco International, Inc. (USA) 2                                                    1,575,000       69,300      .98
Smedvig ASA, Class A (Norway)                                                        1,340,000       33,322
Smedvig ASA, non-voting shares, Class B                                                812,500       19,712      .75
Reading & Bates Corp. (USA) 1                                                        1,040,700       23,546      .33
Petroleum Geo-Services ASA (American Depositary Receipts) (Norway) 1                   314,500       13,523      .19
Shaw Industries Ltd., Class A (Canada)                                                 595,000       12,685      .18
Babcock International Group PLC (United Kingdom)                                     5,672,285        5,967      .08
Dreco Energy Services Ltd., Class A (Canada)                                           120,000        4,076      .06
COFLEXIP SA (American Depositary Receipts)(France) 1                                    87,600        2,694      .04

Electronic Components - 2.31%
Wyle Electronics (USA)                                                                 632,000       21,251      .30
Pioneer-Standard Electronics, Inc. (USA) 2                                           1,660,000       21,165      .30
Littelfuse, Inc. (USA) 1                                                               456,200       21,099      .30
Flextronics International Ltd. (USA-Incorporated in Singapore) 1 2                     825,000       16,397      .23
ANADIGICS, Inc. (USA) 1                                                                446,000       12,042      .17
Micrel, Inc. (USA) 1                                                                   379,800       11,014      .16
Cypress Semiconductor Corp. (USA) 1                                                    800,000       10,000      .14
Level One Communications, Inc. (USA) 1                                                 300,000        8,250      .12
TriQuint Semiconductor, Inc. (USA) 1                                                   337,200        8,051      .11
Integrated Process Equipment Corp. (USA) 1                                             480,000        8,040      .11
Accton Technologies (Global Depositary Receipts) (Taiwan) 1 4                          950,000        7,552      .11
BE Semiconductor Industries, NV (Netherlands) 1                                        400,000        5,100      .07
Microchip Technology Inc. (USA) 1                                                      162,000        4,860      .07
Park Electrochemical Corp. (USA)                                                       171,900        3,932      .06
Rogers Corp. (USA) 1                                                                   140,000        3,885      .05
First Pacific Networks, Inc., convertible preferred, Series H (USA) 1 3 4                1,000        1,000
First Pacific Networks, Inc. 1                                                         850,000            9      .01
First Pacific Networks, Inc., warrants, expire 2000 1 3                                250,000

Transportation: Shipping - 2.24%
Knightsbridge Tankers Ltd. (Bermuda) 1 2                                               975,000       23,644      .33
Skibsaksjeselskapet Storli, Class A (Norway)                                           540,000       10,890
Skibsaksjeselskapet Storli, Class B                                                    455,000        9,176      .28
Stolt-Nielsen SA, Class B (American Depositary Receipts) (Multinational)             1,040,000       18,362      .26
ICB Shipping AB, Class B (Sweden)                                                    1,667,000       16,793      .24
Orient Overseas (International) Ltd. (Hong Kong - Incorporated in Bermuda)          21,715,000       11,561      .16
MIF Ltd. (Multinational) 2                                                             595,100       10,287      .14
Bona Shipholding Ltd. (Norway)                                                         880,200        8,942      .13
Nordstrom & Thulin AB, Class B (Sweden) 1                                            3,618,300        8,585      .12
Benor Tankers Ltd. (Norway) 1 2                                                      1,240,000        8,273      .12
Wah Kwong Shipping Holdings Ltd. (Hong Kong)                                         5,713,000        6,820      .10
London & Overseas Freighters Ltd. (Bermuda) 2                                        4,833,000        6,196      .09
Ugland International Holdings PLC (United Kingdom) 4                                 5,000,000        5,589      .08
IMC Holdings Ltd. (Hong Kong)                                                        8,198,000        3,756      .05
Tschudi & Eitzen Shipping ASA (Norway) 1                                             3,340,000        3,342      .05
Nordic American Tanker Shipping Ltd., warrants, expire 9/30/97 (Bermuda) 1             762,000        3,286      .05
Irish Continental Group PLC (Ireland)                                                  190,000        1,657      .02
William, Gothong & Aboitiz Inc. (Philippines) 1                                     13,183,000        1,452      .02

Industrial Components - 2.03%
Federal-Mogul Corp. (USA)                                                            1,375,000       33,859      .48
Applied Industrial Technology, Inc. (formerly Bearings, Inc.) (USA)                    600,000       21,000      .30
Kolbenschmidt AG (Germany) 1                                                         1,145,900       19,917      .28
Material Sciences Corp. (USA) 1 2                                                    1,000,000       16,875      .24
Superior TeleCom Inc. (USA) 1                                                          600,000       12,450      .17
Standard Products Co. (USA)                                                            507,600       11,802      .17
Koito Manufacturing Co., Ltd. (Japan)                                                1,670,000       10,711      .15
Innovative International (Holdings) Ltd. (Hong Kong)                                18,361,707        7,287      .10
Finnveden Invest AB, Class B (Sweden)                                                  300,000        5,766      .08
Semperit Aktiengesellschaft Holding, Class B (Austria)                                  68,000        4,266      .06

Metals:  Nonferrous - 1.97%
Capral Aluminium Ltd. (Australia) 2                                                 12,001,654       44,417      .63
Kaiser Aluminum Corp. (USA) 1                                                        1,850,000       20,350      .29
Asturiana de Zinc, SA (Spain) 1                                                      1,500,000       19,720      .28
QNI Ltd. (Australia)                                                                 9,011,900       17,171      .24
Century Aluminum Co. (USA)                                                             955,000       16,116      .23
ERAMET (France)4                                                                       226,910       11,509
ERAMET                                                                                  61,802        3,135      .21
International Precious Metals Corp. (Canada) 1                                         812,400        6,804      .09

Insurance - 1.89%
Fairfax Financial Holdings Ltd. (Canada) 1                                             217,700       47,042
Fairfax Financial Holdings Ltd. 1 4                                                     55,000       11,885      .83
Transatlantic Holdings, Inc. (USA)                                                     225,000       18,900      .27
Harleysville Group Inc. (USA)                                                          375,000       12,187      .17
Irish Life PLC (Ireland)                                                             2,117,060       11,066      .16
Liberty Corp. (USA)                                                                    200,000        8,400      .12
Selective Insurance Group, Inc. (USA)                                                  195,000        8,092      .11
Executive Risk Inc. (USA)                                                              150,000        6,956      .10
Nelson Hurst PLC (United Kingdom)                                                    2,270,000        4,739      .07
Unipol Priv (Italy)                                                                  2,220,000        4,646      .06

Food & Household Products - 1.87%
Metro-Richelieu Inc., Class A (Canada)                                               3,010,000       30,998      .44
Smithfield Foods, Inc. (USA) 1                                                         600,000       25,350      .36
Tingyi (Cayman Islands) Holding Corp. (China - Incorporated in the
 Cayman Islands)                                                                    65,600,000       14,308      .20
Hazlewood Foods PLC (United Kingdom)                                                 7,500,000       14,177      .20
Geest PLC (United Kingdom)                                                           2,250,000        9,431      .13
Rykoff-Sexton, Inc. (USA)                                                              450,000        7,931      .11
Berisford International PLC (United Kingdom)                                         3,000,000        6,410      .09
Lindt & Sprungli AG (Switzerland)                                                        3,162        5,474      .08
Celestial Seasonings, Inc. (USA) 1 2                                                   250,000        5,375      .08
Ben & Jerry's Homemade, Inc., Class A (USA) 1                                          400,000        5,150      .07
Sadia Concordia SAIC, preferred shares (Brazil)                                      6,800,000        5,009      .07
Cultor Ltd. (Finland)                                                                   44,370        2,671      .04

Transportation: Rail & Road - 1.72%
USFreightways Corp. (USA) 2                                                          1,350,000       34,931      .49
Swift Transportation Co., Inc. (USA) 1                                                 950,000       24,225      .34
Werner Enterprises, Inc. (USA)                                                       1,275,000       23,906      .34
Tranz Rail Holdings Ltd.(American Depositary Receipts) (New Zealand)                   951,200       17,241      .24
M.S. Carriers, Inc. (USA) 1 2                                                          837,000       14,177      .20
Simon Transportation Services Inc., Class A (USA) 1                                    300,000        5,100      .07
Nippon Konpo Unyu Soko Co., Ltd. (Japan)                                               439,000        2,485      .04

Financial Services - 1.59%
Newcourt Credit Group Inc. (Canada)                                                  1,515,000       60,329      .85
OM Gruppen AB (Sweden) 2                                                             1,443,100       47,438      .67
Echelon International Corp. (USA) 1                                                    254,892        4,620      .07

Beverages & Tobacco - 1.53%
Matthew Clark PLC (United Kingdom)                                                   4,199,759       22,297      .31
Canandaigua Wine Co., Inc.,  Class A (USA) 1                                           784,000       20,580      .29
Brau-Union Goss-Reininghaus-Osterreichische Brau AG (Austria)                          283,800       16,554      .23
BBAG Oesterreichische Brau-Beteiligungs-AG (Austria)                                   195,770       12,332      .17
Corporate Investments Ltd. (New Zealand) 2                                          25,500,000       11,697      .17
Guinness Anchor Bhd. (Malaysia)                                                      4,830,000       11,115      .16
Quilmes Industrial SA, preferred shares (American Depositary Receipts)
 (Argentina)                                                                           600,000        6,825      .10
San Miguel Brewery Hong Kong Ltd. (Hong Kong)                                       11,600,000        4,978      .07
Al-Ahram Beverages (Global Depositary Receipts) (Egypt) 1                              120,000        2,334      .03

Data Processing & Reproduction - 1.53%
Avid Technology, Inc. (USA) 1 2                                                      1,325,000       17,473      .25
Altron Inc. (USA) 1 2                                                                  985,000       16,622      .23
PictureTel Corp. (USA) 1                                                             1,050,000       12,469      .18
Edify Corp. (USA) 1 2                                                                  990,000       10,766      .15
Cerner Corp. (USA) 1                                                                   775,000       10,172      .14
Cylink Corp. (USA) 1                                                                 1,115,000        9,199      .13
Mentor Graphics Corp. (USA) 1                                                        1,050,000        8,794      .12
Indus Group, Inc. (USA) 1                                                              563,200        8,166      .12
Verity, Inc. (USA) 1 2                                                                 698,800        5,416      .08
Macromedia, Inc. (USA) 1                                                               555,000        5,030      .07
Nets Inc., convertible preferred, Class B (USA) 1 3 4                                  175,000        3,500      .05
SoftQuad International Inc. (Canada) 1                                                 270,000          675      .01
Global Village Communications, Inc. (USA) 1                                            195,300          320      .00

Telecommunications - 1.26%
Mobile Telecommunication Technologies Corp. (USA) 1 2                                3,525,000       22,031      .31
NTL Inc. (formerly International CableTel Inc.) (USA)1                                 969,466       20,844      .29
Octel Communications Corp. (USA) 1                                                   1,000,000       15,875      .22
Brooks Fiber Properties, Inc. (USA) 1                                                  580,000       10,367      .15
M-CELL (South Africa)                                                                4,300,400        5,401      .08
McLeod, Inc., Class A (USA) 1                                                          218,000        3,870      .05
ICG Holdings (Canada), Inc.  (Canada) 1                                                308,600        3,510      .05
Centennial Cellular Corp. (USA) 1                                                      300,000        3,112      .04
MIDCOM Communications Inc. (USA) 1                                                     312,700        2,502      .04
Pilipino Telephone Corp. (Philippines) 1                                             3,125,000        1,869      .03
Digicall Group Ltd. (Australia) 1 3                                                  6,925,000

Multi-Industry - 1.06%
Industriforvaltnings AB Kinnevik, Class B  (Sweden)                                    884,000       24,314
Industriforvaltnings AB Kinnevik, Class A                                              203,440        5,474      .42
SA D'Ieteren NV (Belgium)                                                              115,275       21,598      .31
Corporacion Financiera Alba, SA (Spain)                                                178,449       17,693      .25
Aboitiz Equity Ventures (Philippines)                                               64,063,940        5,983      .08

Recreation & Other Consumer Products - 1.04%
WMS Industries Inc. (USA) 1                                                            900,000       16,875      .24
Galoob Toys, Inc. (USA) 1                                                              600,000       11,100      .16
ACTIVISION, Inc. (USA) 1 2 4                                                           570,000        6,413
ACTIVISION, Inc. 1 2                                                                   330,000        3,712      .14
Acclaim Entertainment, Inc. (USA) 1                                                  1,860,000        8,835      .13
Infogrames Entertainment (France)                                                       51,000        7,334      .10
Mattel, Inc. (USA)                                                                     244,380        5,865      .08
Crystal Dynamics, Inc., convertible preferred, Series D (USA) 1 3 4                    533,334        4,000      .06
Koei Co., Ltd. (Japan)                                                                 234,900        3,686      .05
China - Hongkong Photo Products Holdings Ltd. (Hong Kong - Incorporated
 in Bermuda)                                                                        12,060,000        3,580      .05
Maxis, Inc. (USA) 1                                                                    265,000        1,954      .03

Utilities: Electric & Gas - 0.88%
Australian Gas Light Co. (Australia)                                                 3,895,920       22,147      .31
California Energy Co., Inc. (USA) 1                                                    500,000       17,000      .24
Energen Corp. (USA)                                                                    514,900       15,383      .22
Capex SA, Class A (Global Depositary Receipts)(Argentina) 4                            384,200        8,068      .11

Building Materials & Components - 0.74%
Futuris Corp. Ltd. (Australia)                                                      10,553,316       14,812      .21
Puerto Rican Cement Co., Inc. (USA) 2                                                  371,000       10,620      .15
Lafarge Corp. (USA)                                                                    402,800        9,164      .13
Apasco, SA de CV (Mexico)                                                            1,322,620        8,921      .13
Cia. Cimento Portland Itau, preferred shares (Brazil)                               23,200,000        8,653      .12

Electrical & Electronics - 0.70%
ERG Ltd. (Australia) 2                                                              11,179,474       15,077      .21
Tri Gem Computer (South Korea)                                                         400,000        9,854      .14
TANDBERG Television AS (Norway)                                                        720,000        7,315      .10
Johnson Electric Holdings Ltd. (Hong Kong - Incorporated in Bermuda)                 2,120,000        5,390      .08
SR Telecom Inc. (Canada)                                                             1,200,000        5,204      .07
Gilat Satellite Networks Ltd. (Israel) 1                                               100,000        3,025      .04
Powerwave Technologies, Inc. (USA) 1                                                   120,000        2,145      .03
Celeritek, Inc. (USA) 1                                                                158,000        1,738      .03

Forest Products & Paper - 0.52%
Caraustar Industries, Inc. (USA)                                                       810,000       20,149      .28
Deltic Timber Corp. (USA)                                                              592,857       16,822      .24

Textiles & Apparel - 0.51%
Wolford Group (Austria)                                                                220,000       24,620      .35
PT Indo-Rama Synthetics (Indonesia)                                                  7,952,700        6,296      .09
Saha-Union Corp. Ltd. (Thailand)                                                     6,660,000        5,394      .07

Wholesale & International Trade - 0.51%
Brightpoint, Inc. (USA) 1 2                                                          1,331,250       21,633      .31
Lazare Kaplan International Inc. (USA) 1 2                                             500,000        7,625      .11
Kamei Corp. (Japan)                                                                    693,000        6,614      .09

Metals: Steel - 0.47%
Tubos de Acero de Mexico, SA  (American Depositary Receipts) (Mexico) 1              1,000,000       17,125      .24
Siderca SAIC (Argentina)                                                             6,400,000       13,506      .19
Ispat Industries Ltd., 3.00% convertible debentures 2001
(formerly Nippon Denro Ispat Ltd.) (India)                                          $4,700,000        2,726      .04

Real Estate - 0.44%
Fabege AB Co., Class B (Sweden) 1 2                                                 69,000,000       13,353      .19
Cadiz Land Co., Inc. (USA) 1 2                                                       1,165,000        5,807
Cadiz Land Co., Inc. 1 2 4                                                             250,000        1,246      .10
Unibail (France)                                                                        55,000        5,794      .08
Santa Anita Realty Enterprises, Inc. (USA)                                             179,000        4,878      .07

Construction & Housing - 0.34%
Ryland Group, Inc. (USA)                                                               739,700        8,692      .12
Corporacion Geo, SA de CV, Class B (Mexico)                                          1,751,568        8,407      .12
Palm Harbor Homes, Inc. (USA) 1                                                        326,625        7,002      .10

Appliances & Household Durables - 0.33%
Gemstar International Group Ltd. (USA) 1                                             1,171,800       14,354      .20
Protection One, Inc. (USA) 1 2                                                         870,000        9,135      .13

Aerospace & Military Technology - 0.31%
Thiokol Corp. (USA)                                                                    400,000       22,100      .31

Transportation: Airlines - 0.20%
Philippine Airlines Inc. 25% Paid (Philippines)  3                                  64,494,643       12,243      .17
PR Holdings, Inc., subscription rights (Philippines) 1 3 4                           1,730,000        2,176      .03

Automobiles - 0.17%
Mahindra & Mahindra Ltd., 5.00% convertible debentures 2001 (India)                 $3,718,000        3,941
Mahindra & Mahindra Ltd. (Global Depositary Receipts)                                  250,000        2,937
Mahindra & Mahindra Ltd.                                                                55,350          488      .11
Qingling Motors Co., Ltd., 3.50% convertible debentures 2002 (China) 4              $4,500,000        4,433      .06

Gold Mines - 0.15%
Ashanti Goldfields Co. Ltd. (Ghana)                                                    400,000        5,900      .08
Philippine Gold PLC (United Kingdom) 2                                               2,453,700        4,638      .07

Miscellaneous - 4.90%
Other equity-type securities in initial period of acquisition                                       347,222     4.90
                                                                                                     -----    -----
TOTAL EQUITY-TYPE SECURITIES (cost: $5,888,190,000)                                               6,400,610    90.35
                                                                                                     -----    -----

                                                                                    Principal
                                                                                       Amount
SHORT-TERM SECURITIES                                                                   (000)

Corporate Short-Term Notes - 7.69%
Halifax Building Society 5.32%-5.65% due 4/29-6/13/97                                  $66,400       65,799      .93
Glaxo Wellcome PLC 5.26%-5.32% due 4/23-5/19/97 4                                       60,500       60,218      .85
Ford Motor Credit Co. 5.32%-5.56% due 4/8-5/20/97                                       42,200       41,983      .59
Abbey National North America 5.27% due 4/23/97                                          40,000       39,865      .56
Siemens Capital Corp. 5.27%-5.35% due 5/15-6/3/97                                       36,300       35,975      .51
Commerzbank U.S. Finance Inc. 5.33% due 4/22/97                                         35,000       34,887      .49
General Electric Capital Corp. 5.34%-5.48% due 4/17-5/13/97                             33,250       33,076      .47
Daimler-Benz North America Corp. 5.27%-5.45% due 4/21-6/9/97                            30,000       29,810      .42
Ritz American Holdings 5.32%-5.60% due 4/2-5/27/97 4                                    28,500       28,406      .40
Toyota Motor Credit Corp. 5.25%-5.29% due 4/11-5/22/97                                  28,200       28,028      .40
International Lease Finance Corp. 5.30% due 5/14/97                                     24,200       24,041      .34
Deutsche Bank Financial Inc. 5.24% due 4/25/97                                          20,500       20,425      .29
Svenska Handelsbanken 5.35%-5.39% due 4/30-6/18/97                                      18,000       17,842      .25
Bank of Montreal 5.27% due 4/29/97                                                      16,900       16,827      .24
ANZ (Delaware) Inc. 5.31% due 4/7/97                                                    16,400       16,383      .23
Bayer AG 5.42% due 4/1/97 4                                                             15,000       14,998      .21
National Australia Funding (Delaware) Inc. 5.29% due 5/12/97                            15,000       14,907      .21
American Express Credit Corp. 5.31%-5.32%% due 4/2-5/8/97                               12,600       12,557      .18
Canada Bills 5.21% due 5/7/97                                                            8,900        8,852      .12

Certificates of Deposit - 1.22%
Canadian Imperial Bank 5.30%-5.40% due 4/18-4/28/97                                     40,000       40,000      .57
National Westminster Bank PLC 5.46% due 4/14/97                                         25,000       25,004      .35
Deutsche Bank AG 5.36%-5.43% due 5/12-6/16/97                                           21,500       21,495      .30

Federal Agency Discount Notes - 0.90%
Federal Home Loan Mortgage Corp. 5.25%-5.32% due 4/10-5/9/97                            50,400       50,259      .71
Federal National Mortgage Assn. 5.26%-5.51% due 5/7-6/19/97                             13,900       13,737      .19

                                                                                                     -----    -----
TOTAL SHORT-TERM SECURITIES (cost: $695,433,000)                                                    695,374     9.81
                                                                                                     -----    -----
TOTAL INVESTMENT SECURITIES (cost: $6,583,623,000)                                                7,095,984   100.16

Excess of payables over cash and receivables                                                         11,501      .16
                                                                                                     -----    -----
NET ASSETS                                                                                       $7,084,483   100.00
                                                                                                     =====    =====

1  Non-income-producing securities.
2  The fund owns the following
percentages (5% or more) of the
outstanding voting securities of the
following companies and thus is
considered an affiliate as defined
in the Investment Company Act of 1940:

M.S. Carriers                                                                 6.97
Franklin Quest                                                                6.84
McWhorter Technologies                                                        6.75
Puerto Rican Cement Co.                                                       6.71
Pinnacle Systems                                                              6.69
Thomas Group                                                                  6.62
APCOA Parking                                                                 6.57
Scotia Holdings                                                               6.57
London & Overseas Freighters                                                  6.56
Camco International                                                           6.55
Rio Hotel & Casino                                                            6.53
Philippine Gold                                                               6.51
Alliance Communications                                                       6.50
Kalmar Industries                                                             6.50
KCI Konecranes International                                                  6.50
Paragon Trade Brands                                                          6.50
PathoGenesis                                                                  6.50
Pioneer-Standard Electronics                                                  6.49
Capral Aluminium                                                              6.48
Filofax Group                                                                 6.48
i-STAT                                                                        6.48
Delta and Pine Land                                                           6.47
Altron                                                                        6.46
Cyberonics                                                                    6.45
Material Sciences                                                             6.45
Pacific Media                                                                 6.45
SONUS Pharmaceuticals                                                         6.45
AAPC                                                                          6.43
Landec                                                                        6.41
MIF                                                                           6.41
CIDCO                                                                         6.40
KeraVision                                                                    6.40
Strategic Distribution                                                        6.40
ACTIVISION                                                                    6.39
Cadiz Land Co.                                                                6.37
Pharmacyclics                                                                 6.34
Protection One                                                                6.34
Mobile Telecommunication Technologies                                         6.32
Cardiovascular Diagnostics                                                    6.30
Orbit Oil & Gas                                                               6.29
Ramco Energy                                                                  6.26
Avid Technology                                                               6.22
Verity                                                                        6.22
Intertape Polymer Group                                                       6.18
Celestial Seasonings                                                          6.17
ERG                                                                           6.17
Edify                                                                         6.15
Plantronics                                                                   6.15
OM Gruppen                                                                    6.13
Anzoil                                                                        6.10
Gymboree                                                                      6.08
Flextronics International                                                     6.07
Brightpoint                                                                   6.04
Data Broadcasting                                                             6.03
Technical Chemicals and Products                                              6.02
CIMA LABS                                                                     6.01
Antena 3 de Radio                                                             6.00
Carbide/Graphite Group                                                        5.97
Lazare Kaplan International                                                   5.95
Chrysalis Group                                                               5.94
Corporate Investments                                                         5.94
Anesta                                                                        5.85
C-COR Electronics                                                             5.81
Cabre Exploration                                                             5.79
Fabege                                                                        5.78
Benor Tankers                                                                 5.76
Milltronics                                                                   5.74
ELAN Energy                                                                   5.70
Fabri-Centers of America                                                      5.70
Knightsbridge Tankers                                                         5.70
LoJack                                                                        5.66
PRT Corp. of America                                                          5.50
Ticketmaster Group                                                            5.47
Zale                                                                          5.43
Suburban Ostomy Supply Co.                                                    5.41
Epicore Network                                                               5.39
Genelabs Technologies                                                         5.37
USFreightways                                                                 5.35
T Cell Sciences                                                               5.21
Marks Bros. Jewelers                                                          5.20
Novus Petroleum                                                               5.18
Hardy Oil & Gas                                                               5.13
Vanstar                                                                       5.12
Imax                                                                          5.07
Paramount Resources                                                           5.07
Scandinavian Broadcasting System                                              5.06
IDEC Pharmaceuticals                                                          5.04
ANTEC                                                                         5.03
SCB Computer Technology                                                       5.01

3  Valued under procedures established by the Board of Directors.
4 Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements


EQUITY-TYPE SECURITIES APPEARING IN THE
PORTFOLIO SINCE  SEPTEMBER 30, 1996

Accton Technologies
AccuStaff
Al-Ahram Beverages
Alternative Resources
ANADIGICS
Antena 3 de Radio
APV
Ashanti Goldfields
ASM International
Australian Hospital Care
Avigen
Baton Broadcasting
BE Semiconductor Industries
Ben & Jerry's Homemade
Cambridge NeuroScience
Capital Radio
Catena
CBT Group
Celeritek
Celestial Seasonings
Chancellor Broadcasting
China - Hongkong Photo Products
Citizens Banking
Comcast UK Cable Partners
Commerce Bancorp
Consolidated Products
Controladora Comercial Mexicana
Corporate Investments
Creative BioMolecules
Credence Systems
Cytyc
Dana Petroleum
Deltic Timber
Digene
Dorling Kindersley
Dr Solomon's Group
Dreco Energy Services
Eagle River Interactive
Echelon International
Emmis Broadcasting
Encal Energy
ENDEMOL Entertainment
Energen
ENVOY
Executive Risk
Fabege
Falcon Drilling
First Midwest Bancorp
Fletcher Challenge Energy
Florida Panthers Holdings
Freepages Group
Gedeon Richter
Groupe
Harmonic Lightwaves
Haverty Furniture Companies
Hibbett Sporting Goods
Indus Group
InnerDyne
Integrated Process Equipment
InteliData Technologies
International Precious Metals
ISS-International Service System
Kaiser Aluminum
Knightsbridge Tankers
Koito Manufacturing
Kos Pharmaceuticals
Lazare Kaplan International
Lindt & Sprungli
London & Overseas Freighters
Marks Bros. Jewelers
Matav-Cable Systems Media
Mattel
Midway Games
MIF
Millennium Pharmaceuticals
More Group
National Surgery Centers
Neose Technologies
Nets
Newalta
Northstar Energy
OrthoLogic
Palm Harbor Homes
Petroleum Geo-Services
Pharmacyclics
Philippine Gold
Physician Sales & Service
Pioneer-Standard Electronics
Powerwave Technologies
Pricer
Prime Television
Primedia
Protein Design Labs
Provident Bankshares
PRT Corp. of America
Qingling Motors
Quilmes Industrial
Ranger Oil
Rubis & Cie
Sadia Concordia
Santa Anita Realty Enterprises
Sapient
Semperit Aktiengesellschaft Holding
SFX Broadcasting
Shaw Communications
SIBIA Neurosciences
Silicon Gaming
Simon Transportation Services
Sinclair Broadcast Group
SoftQuad International
SONUS Pharmaceuticals
Stevens International
Suburban Ostomy Supply Co.
Superior Telecom
Talbots
TANDBERG Television
Ticketmaster Group
Tingyi (Cayman Islands) Holding
Tri Gem Computer
Trikon Technologies
TriQuint Semiconductor
Tschudi & Eitzen Shipping
Ugland International Holdings
Unibail
Unipol Priv
United Auto Group
Universal Health Services
UST
Verity
Vivid Technologies
World Fuel Services
Yapi ve Kredi Bankasi
Young Broadcasting

EQUITY-TYPE SECURITIES ELIMINATED FROM
THE PORTFOLIO SINCE SEPTEMBER 30, 1996

Abacus Direct
Allied Products
Amalgamated Holdings
American Residential Services
Ameristar Casinos
Architel Systems
Aristocrat Leisure
Armor All Products
Atwood Oceanics
Barnett
Biomatrix
Body Shop International
CAE Industries
Cardo
Clyde Petroleum
Collective Bancorp
Datalogix International
DII Group
Eastbay
Elsag Bailey Process Automation
Ensign Resource Service Group
Espoon Sahko Oy
Falcon Building Products
Finning
Forsheda
GelTex Pharmaceuticals
GNI Group
Golden Shamrock Mines
Goldsborough Healthcare
Grammy Entertainment
Heritage Media
Hub Power
Innovus
Intelligroup
Lattice Semiconductor
Lear Seating
Leslie's Poolmart
M-Net
Mac Frugal's Bargins * Close-outs
MagneTek
Metropole Television
Micro Linear
Microwave Power Devices
NAC Re
National TechTeam
Omni Media
Outdoor Systems
OzEmail
Pacific Concord Holding
PDT
Phillips-Van Heusen
plettac
Precision Drilling
Quantum
Radius
Rawlings Sporting Goods
ROSS Technology
Savoy Pictures Entertainment
Silja Oy
Sociedad Espanola de Carburos Metalicos
Spine-Tech
Stampeder Exploration
Tee-Comm Electronics
Thompson PBE
TNT
Toolex Alpha
TSX
United TransNet
US Order
Valmont Industries
Vanguard Cellular Systems
Varco International
VISX
VIVUS
VLSI Technology
Weatherford Enterra
Western Digital
WIC Western International Communications
Wisconsin Central Transportation
Wonderware

SMALLCAP World Fund
FINANCIAL STATEMENTS                                                Unaudited
----------------------------------------              --------       --------
Statement of Assets and Liabilities
at March 31, 1997                                  (dollars in     thousands)
----------------------------------------              --------       --------
Assets:
Investment securities at market
 (cost: $6,583,623)                                                $7,095,984
Cash                                                                    4,452
Receivables for -
 Sales of investments                                  $22,153
 Sales of fund's shares                                 17,692
 Dividends and accrued interest                          9,199         49,044
                                                      --------       --------
                                                                    7,149,480
Liabilities:
Payables for -
 Purchases of investments                               44,069
 Repurchases of fund's shares                           14,817
 Management services                                     4,169
 Accrued expenses                                        1,942         64,997
                                                      --------       --------
Net Assets at March 31, 1997 -
 Equivalent to $24.72 per share on
 286,547,722 shares of $0.01 par value
 capital stock outstanding (authorized
 capital stock - 400,000,000 shares)                               $7,084,483
                                                                 ============


Statement of Operations
for the six months ended March 31, 1997            (dollars in     thousands)
----------------------------------------              --------       --------
Investment Income:
Income:
 Dividends                                           $  23,499
 Interest                                               22,441      $  45,940
                                                      --------
Expenses:
 Management services fee                                23,723
 Distribution expenses                                   8,030
 Transfer agent fee                                      3,544
 Reports to shareholders                                   330
 Registration statement and
  prospectus                                               747
 Postage, stationery and supplies                          727
 Directors' fees                                            68
 Auditing and legal fees                                    61
 Custodian fee                                             848
 Taxes other than federal income tax                       146
 Other expenses                                             80         38,304
                                                      --------       --------
 Net investment income                                                  7,636
                                                                     --------
Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain                                                     351,940
Net change in unrealized appreciation
 on investments:
 Beginning of period                                   835,994
 End of period                                         512,364
                                                      --------
  Net unrealized depreciation on investments                         (323,630)
                                                                     --------

 Net realized gain and unrealized depreciation
  on investments                                                       28,310
                                                                     --------
Net Increase in Net Assets Resulting
 from Operations                                                 $     35,946
                                                                 ============

Statement of Changes in Net
 Assets                                            (dollars in     thousands)
----------------------------------------              --------       --------
                                                    Six months     Year ended
                                                         ended
                                                     3/31/97 *        9/30/96
                                                      --------       --------
Operations:
Net investment income                              $     7,636   $     37,294
Net realized gain on investments                       351,940        595,514
Net unrealized appreciation
 (depreciation) on investments                        (323,630)       132,107
                                                      --------       --------
 Net increase in net assets
  resulting from operations                             35,946        764,915
                                                      --------       --------
Dividends and Distributions Paid
 to Shareholders:
Dividends from net
 investment income                                     (17,620)       (43,854)
Distributions from net realized
 gain on investments                                  (591,522)      (441,715)
                                                      --------       --------
 Total dividends and
  distributions                                       (609,142)      (485,569)
                                                      --------       --------
Capital Share Transactions:
Proceeds from shares sold:
 40,853,693 and 86,216,034
 shares, respectively                                1,068,522      2,214,661
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and
 distributions of net realized
 gain on investments:
 23,350,371 and 20,219,912
 shares, respectively                                  583,455        462,452
Cost of shares repurchased:
 23,047,466 and 38,162,440
 shares, respectively                                 (601,395)      (974,760)
                                                      --------       --------
 Net increase in net assets
  resulting from capital share
  transactions                                       1,050,582      1,702,353
                                                      --------       --------
Total Increase in Net Assets                           477,386      1,981,699

Net Assets:
Beginning of period                                  6,607,097      4,625,398
                                                      --------       --------
End of period (including undistributed
net investment income: $6,705 and
$16,689, respectively)                              $7,084,483     $6,607,097
                                                  ============   ============

* Unaudited
See Notes to Financial Statements

                              SMALLCAP WORLD FUND
NOTES TO FINANCIAL STATEMENTS

1. SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value by the Board of Directors or a committee thereof.

  As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts on securities purchased are amortized over the life of the respective securities. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

  Investment securities and other assets and liabilities denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the period. Purchases and sales of investment securities, income and expenses are calculated using the prevailing exchange rate as accrued. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $848,000 includes $63,000 that was paid by these credits rather than in cash.

 2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of March 31, 1997, net unrealized appreciation on investments for book and federal income tax purposes aggregated $512,361,000, of which $1,272,707,000 related to appreciated securities and $760,346,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended March 31, 1997. The cost of portfolio securities for book and federal income tax purposes was $6,583,623,000 at March 31, 1997.

3. The fee of $23,723,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.80% of the first $1 billion of average net assets; 0.70% of such assets in excess of $1 billion but not exceeding $2 billion; 0.67% of such assets in excess of $2 billion but not exceeding $3 billion; 0.65% of such assets in excess of $3 billion but not exceeding $5 billion; 0.635% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.625% of such assets in excess of $8 billion.

   Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1997, distribution expenses under the Plan were $8,030,000. As of March 31, 1997, accrued and unpaid distribution expenses were $1,521,000.

  American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $3,544,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $3,370,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

  Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1997, aggregate amounts deferred and earnings thereon were $113,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of March 31, 1997, accumulated undistributed net realized gain on investments was $316,950,000 and additional paid-in capital was $6,245,599,000.

  The fund made purchases and sales of investment securities, excluding short-term securities, of $1,970,724,000 and $1,280,960,000, respectively, during the six months ended March 31, 1997.

  Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended March 31, 1997, such non-U.S. taxes were $1,960,000. Net realized currency losses on dividends, interest, withholding taxes reclaimable, and sales of non-U.S. bonds and notes were $393,000 for the six months ended March 31, 1997.

PER-SHARE DATA AND
RATIOS



                                          Six months   Year ended  September          30
                                               ended     --------   --------    --------   --------   --------
                                         3/31/97 /1/         1996       1995        1994       1993       1992
-----------------------                    ---------    ---------  ---------   ---------  ---------  ---------
Net Asset Value,
Beginning of
Period                               $          26.92   $   26.11   $  23.61    $  22.72    $ 18.01    $ 17.60
                                           ---------    ---------  ---------   ---------  ---------  ---------
 Income From Investment
 Operations:
  Net investment income                        0.0254         0.17       0.22        0.09       0.06       0.14
  Net realized and
   unrealized gain
   on investments                              0.1946         3.32       3.79        1.83       5.56       0.38
                                           ---------    ---------  ---------   ---------  ---------  ---------
   Total income from
    investment
    operations                                   0.22         3.49       4.01        1.92       5.62       0.52
                                           ---------    ---------  ---------   ---------  ---------  ---------
 Less Distributions:
  Dividends from
   net investment
   income                                      (0.07)       (0.23)     (0.16)      (0.06)     (0.08)     (0.11)
  Distributions
   from net
   realized gains                              (2.35)       (2.45)     (1.35)      (0.97)     (0.83)         -
                                           ---------    ---------  ---------   ---------  ---------  ---------
   Total distributions                         (2.42)       (2.68)     (1.51)      (1.03)     (0.91)     (0.11)
                                           ---------    ---------  ---------   ---------  ---------  ---------
Net Asset Value, End
 of Period                           $          24.72   $   26.92   $  26.11    $  23.61    $ 22.72    $ 18.01
                                           =========    =========  =========   =========  =========  =========
Total Return /2/                             .72%/3/        15.21%     18.59%      8.60%     32.46%       2.95%

Ratios/Supplemental
 Data:

 Net assets, end
  of period (in
  millions)                                   $7,084       $6,607     $4,625      $3,497     $2,247     $1,255
 Ratio of expenses
  to average net
  assets                                    .55% /3/         1.09%     1.13%       1.12%      1.15%       1.21%
 Ratio of net income
  to average net
  assets                                   .11% /3/           .68%      .97%        .38%       .33%        .85%
 Average commissions
  paid per share /4/                         .53 cent 1.41 cents   1.00 cents 1.25 cents  1.55 cents 2.36 cents
 Portfolio turnover
  rate                                    20.64% /3/       42.88%      45.63%     29.43%     25.00%      23.10%

/1/ Unaudited

/2/ Calculated without
 deducting a sales charge.
 The maximum sales
 charge is 5.75% of the
 fund's offering price.

/3/ Based on operations for
 the period shown and,
 accordingly, not
 representative of a full
 year's operations.

/4/ Brokerage commissions
 paid on portfolio
 transactions increase the
 cost of securities
 purchased or reduce the
 proceeds of securities sold
 and are not reflected in the
 fund's statement of
 operations. Shares traded
 on a principal basis, such as most
 over-the-counter and fixed-income
 transactions, are excluded.
 Generally, non-U.S. commissions
 are lower than U.S. commissions
 when expressed as cents per share
 but higher when expressed as a
 percentage of transactions
 because of the lower per-share
 prices of many non-U.S. securities.

American Funds Group(r) Shareholder Services

ARE YOU AWARE OF YOUR RIGHTS?

Did you know you may be eligible for a sales charge discount when you buy shares of most American Funds? The discounts begin when your investments total $25,000 for bond funds or $50,000 for stock and stock/bond funds-and the good news is you don't have to invest the whole amount at one time.

     Through your right of accumulation, when you purchase additional shares you can add the purchase amount to the value of shares you already own-in any of our eligible funds*-in order to qualify for a sales charge discount on the new investment.

     Sales charges are reduced on a sliding scale as your investments increase. You'll find a detailed breakdown of all discounts in your fund's prospectus, which you can obtain from your financial adviser or by calling a Shareholder Services Representative.

OTHER WAYS TO REDUCE SALES CHARGES

You can establish a statement of intention that allows you to invest at a reduced sales charge immediately, based on purchases you intend to make over a 13-month period.* Or you can aggregate accounts by adding your purchase amount to the total value of accounts you, your spouse and your minor children have with The American Funds Group. Call a Shareholder Services Representative for details and restrictions.

     Whether you accumulate, aggregate or establish a statement of intention, it all adds up - to more purchasing power for you.

INVESTING WITH STYLE

Our many free services are designed to help you meet your needs quickly, effortlessly and efficiently.

AMERICAN FUNDSLINE(R) AND FUNDSLINE ONLINE(sm)-Handle transactions using your computer or phone 24 hours a day. Just call 800/325-3590 or visit our Web site at www.americanfunds.com to obtain current prices and investment returns, exchange shares between funds, redeem shares, check your share balances, confirm your most recent transaction, request duplicate statements and order checks (phone only). All on your timetable.

AMERICAN FUNDSLINK(sm)-Link your American Funds accounts with your bank account. You can have fund dividends or automatic fund withdrawals deposited directly into your bank account. Or you can invest money directly from your bank account into your fund account on either a systematic or on-demand basis.

OTHER AUTOMATIC TRANSACTIONS-You can reinvest dividends into the same fund or another fund, make withdrawals, and exchange shares between funds-quarterly, monthly or during the months you specify.

DIVIDEND AND CAPITAL GAIN OPTIONS-Use your dividend and capital gain distributions to meet your changing needs. You may:

- Automatically reinvest distributions back into the fund at no sales charge.

- Cross-reinvest dividends into another fund at no sales charge. (Certain restrictions apply.)

- Have dividends mailed or sent electronically to you or to someone else.

EXCHANGE PRIVILEGES-When you and your investment adviser feel it's time to adjust your portfolio to meet your changing investment goals, you can easily exchange shares from one American Fund to another - without paying a sales charge.* If you are opening an account in a different fund, you must meet that fund's minimum investment requirement. An exchange generally constitutes a sale and purchase for tax purposes.

OTHER SERVICES-Stay on top of your investments with account statements that keep you abreast of the activity in your account, consolidated quarterly statements to reduce paperwork if you have multiple accounts and year-end tax reports that show the dividends and capital gain distributions paid to you during the year.

*Investments in our money market funds - The Cash Management Trust of America, The Tax-Exempt Money Fund of America and The U.S. Treasury Money Fund of America - which are purchased without a sales charge, generally do not apply when determining your sales charges unless the shares were originally purchased in another American Fund that required a sales charge, then later exchanged into our money market funds.

For more complete information about these services or about any of the American Funds, including charges and expenses, please obtain a prospectus from your financial adviser or American Funds Service Company and read it carefully before you invest or send money. These services are subject to change or termination.

SMALLCAP WORLD FUND
OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
(Please write to the address nearest you.)
American Funds Service Company
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL FREE, AT 800/421-0180, OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of SMALLCAP World Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Litho in USA  BDA/FS/3419
Lit. No. SCWF-013-0597
Printed on recycled paper
[The American Funds Group(r)]